CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and Cash Equivalents	$ 57,847	$ 48,847
Restricted Cash	4,223	12,791
Accounts Receivable, Net	6,349	24,583
Prepaid Expenses	5,477	3,383
Inventory	19,408	22,475
Voyages in Progress	4,644	13,124
Investment Securities	0	825
Other Current Assets	1,574	3,344
Total Current Assets	99,522	129,372
Non-Current Assets
Vessels	861,342	899,997
Vessels under Construction	11,000	0
Right of Use Assets	1,219	1,412
Other Non-Current Assets	1,264	122
Total Non-Current Assets	874,825	901,531
Total Assets	974,347	1,030,903
Current Liabilities
Accounts Payable	4,099	8,405
Accrued Voyage Expenses	5,254	11,524
Other Current Liabilities	8,232	15,562
Current Portion of Long-Term Debt	22,094	23,537
Total Current Liabilities	39,679	59,028
Non-Current Liabilities
Long-Term Debt	334,615	375,364
Operating Lease Liabilities	730	934
Other Non-Current Liabilities	197	153
Total Non-Current Liabilities	335,542	376,451
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 151,446,112 and 147,230,634 issued and outstanding at December 31, 2020 and December 31, 2019, respectively.	1,514	1,472
Additional Paid-in Capital	59,412	38,499
Contributed Surplus	539,516	567,202
Accumulated Other Comprehensive Loss	(1,316)	(1,397)
Retained Earnings (Accumulated Deficit)	0	(10,352)
Total Shareholders' Equity	599,126	595,424
Total Liabilities and Shareholders' Equity	$ 974,347	$ 1,030,903